Other Long Term Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Other Long Term Investment [Abstract]
Other Long Term Investments

Note 8 — Other Long Term Investments

In October 2020, the Company paid $1.8 million for 599,999 Class A Units and 1,800,000 Class B Units of Cardinal Venture Holdings LLC (“CVH”). In December 2020, the Company increased its capital contribution by $0.7 million in exchange for an additional 700,000 Class B Units. The Company is a member of CVH. CVH owns certain interests in KINS Capital, LLC, the sponsor entity (the “Sponsor”) to KINS Technology Group Inc., a Delaware corporation and special purpose acquisition company with which the Company entered into the Business Combination (see “Enterprise Apps Spin-off and Business Combination” under Note 1 above and “Recent Events — Enterprise Apps Spin-off and Business Combination” section under Part I, Item 2 herein for more details). The $1.8 million purchase price was paid on October 12, 2020 and therefore is the date the purchase of the Units was closed. The capital contribution was used by CVH to fund the Sponsor’s purchase of securities in KINS. The underlying subscription agreement provides that each Class A Unit and each Class B Unit represents the right of the Company to receive any distributions made by the Sponsor on account of the Class A Interests and Class B Interests, respectively, of the Sponsor.

The Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. During the period January 1, 2022 to December 31, 2022 and January 1, 2023 to June 30, 2023, CVH had no operating results as CVH is a holding company. CVH only contains units and has not been allocated shares of KINS, therefore CVH is not allocating any portion of income or expense incurred by KINS. As such, there was no share of earnings recognized by the Company in its statement of operations on its proportional equity investment.

The following component represents components of Other long-term investments as of June 30, 2023 and December 31, 2022:

	Ownership interest as of June 30, 2023	Ownership interest as of December 31, 2022	Instrument Held
Investee
CVH Class A	—%	14.1%	Units
CVH Class B	38.4%	38.4%	Units

Inpixon’s investment in equity method eligible entities are represented on the condensed consolidated balance sheets as a long term asset of approximately $0.1 million as of June 30, 2023 and approximately $0.7 million as of December 31, 2022.

On July 1, 2022, the Company loaned $150,000 to CVH. The loan bears no interest and is due and payable in full on the earlier of: (i) the date by which KINS has to complete a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (a “business combination”), and (ii) immediately prior to the date of consummation of the business combination of KINS, unless accelerated upon the occurrence of an event of default. Nadir Ali, the Company’s Chief Executive Officer and director, is also a member in CVH through 3AM, LLC, which is a member of CVH, and which may, in certain circumstances, be entitled to manage the affairs of CVH. As a result of the closing of the Business Combination, on March 15, 2023, the $150,000 loan was repaid.

On February 27, 2023, the Company entered into Limited Liability Company Unit Transfer and Joinder Agreements with certain of the Company’s employees and directors (the “Transferees”), pursuant to which (i) the Company transferred all of its Class A Units of CVH (the “Class A Units”), an aggregate of 599,999 Class A Units, to the Transferees as bonus consideration in connection with each Transferee’s services performed for and on behalf of the Company as an employee, as applicable, and (ii) each Transferee became a member of CVH and a party to the Amended and Restated Limited Liability Company Agreement of CVH, dated as of September 30, 2020. The Company recorded approximately $0.7 million of compensation expense for the fair market value of the shares transferred to the Transferees which is included in the operating expenses section of the condensed consolidated statements of operations in the six months ended June 30, 2023.

Note 14 — Other Long Term Investments

In 2020, the Company paid $1.8 million for 599,999 Class A Units and 2,500,000 Class B Units of Cardinal Ventures Holdings LLC, a Delaware limited liability (“CVH”). The Company is a member of CVH. CVH owns certain interests in KINS Capital, LLC, the sponsor entity (the “Sponsor”) to KINS Technology Group Inc., a Delaware corporation and special purpose acquisition company (“KINS”) with which the Company entered into the Business Combination (see “Enterprise Apps Spin-off and Business Combination” under Note 1 above and “Recent Events — Enterprise Apps Spin-off and Business Combination” section under Part II, Item 7 herein for more details). The $1.8 million purchase price was paid on October 12, 2020 and therefore is the date the purchase of the Units was closed. On December 16, 2020, the Company increased its capital contribution by $0.7 million in exchange for an additional 700,000 Class B Units. The capital contribution was used by CVH to fund the Sponsor’s purchase of securities in KINS. The underlying subscription agreement provides that each Class A Unit and each Class B Unit represents the right of the Company to receive any distributions made by the Sponsor on account of the Class A Interests and Class B Interests, respectively, of the Sponsor.

The Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. During the period January 1, 2021 to December 31, 2021 and January 1, 2022 to December 31, 2022, CVH had no operating results as CVH is a holding company. CVH only contains units and has not been allocated shares of KINS, therefore CVH is not allocating any portion of income or expense incurred by KINS. As such, there was no share of earnings recognized by the Company in its statement of operations on its proportional equity investment.

The following component represents components of Other long-term investments as of December 31, 2022:

	Ownership interest as of December 31,
	2022	Instrument Held
Investee
CVH LLC Class A	14.1%	Units
CVH LLC Class B	38.4%	Units

The Company performed a valuation over the CVH units and determined that the Company’s investment in CVH is impaired. The Company believes that the impairment is other than temporary, due to the significant difference between the carrying value and fair value and the Company’s plan to dispose of the investment in February 2023, which plan was carried out (See below and see Note 32). Therefore, the Company recognized an impairment on the Company’s investment in CVH of approximately $1.8 million as of December 31, 2022.

Inpixon’s investment in equity method eligible entities are represented on the balance sheet as an asset of $0.7 million and $2.5 million as of December 31, 2022 and December 31, 2021, respectively. Ownership interest in equity method eligible entities did not change from the year ended December 31, 2021 to December 31, 2022.

On July 1, 2022, the Company loaned $150,000 to CVH. The loan bears no interest and is due and payable in full on the earlier of: (i) the date by which KINS has to complete a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (a “business combination”), and (ii) immediately prior to the date of consummation of the business combination of KINS, unless accelerated upon the occurrence of an event of default. Nadir Ali, the Company’s Chief Executive Officer and director, is also a member in CVH through 3AM, LLC, which is a member of CVH, and which may, in certain circumstances, be entitled to manage the affairs of CVH. As a result of the closing of the Business Combination, the loan was repaid on March 15, 2023.

On February 27, 2023, the Company entered into Limited Liability Company Unit Transfer and Joinder Agreements with certain of the Company’s employees and directors (the “Transferees”), pursuant to which (i) the Company transferred all of its Class A Units of CVH (the “Class A Units”), an aggregate of 599,999 Class A Units, to the Transferees as bonus consideration in connection with each Transferee’s services performed for and on behalf of the Company as an employee, as applicable, and (ii) each Transferee became a member of CVH and a party to the Amended and Restated Limited Liability Company Agreement of CVH, dated as of September 30, 2020.